Accounts Receivable (Details Textual) - Accounts Receivable [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Casino 1 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage	41.00%	59.00%
Casino 2 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage	35.00%	33.00%
Casino 3 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage		5.00%
Casino 4 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage		3.00%
Gaming Promoter [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage	24.00%